MARCH 27, 2024
SUPPLEMENT TO THE FOLLOWING:
HARTFORD HEALTHCARE HLS FUND SUMMARY PROSPECTUS
DATED MAY 1, 2023
HARTFORD HLS FUNDS PROSPECTUS
DATED MAY 1, 2023, AS SUPPLEMENTED TO DATE
COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.
DATED MAY 1, 2023, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information regarding Hartford Healthcare HLS Fund and should be read in connection with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”).
Effective immediately, Fayyaz Mujtaba will no longer serve as a portfolio manager for Hartford Healthcare HLS Fund (the “Fund”). Rebecca D. Sykes, Wen Shi, and David M. Khtikian will remain as portfolio managers for the Fund. Mr. Mujtaba’s portfolio management responsibilities have transitioned to Ms. Sykes and Mr. Khtikian. Accordingly, all references to Fayyaz Mujtaba in the above referenced Summary Prospectus, Statutory Prospectus and SAI are deleted in their entirety effective immediately.
This Supplement should be retained with your Summary Prospectus, Statutory Prospectus and SAI for future reference.
HV-7663
March 2024